Derivative financial instruments - Fair value (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Derivatives
Derivative financial instruments
Derivative financial instruments at fair value	$ (31,948)	$ (66,028)
Foreign exchange swaps
Derivative financial instruments
Derivative financial instruments at fair value	(40,655)	(68,133)
Interest rate caps
Derivative financial instruments
Derivative financial instruments at fair value	527	565
Embedded options within listed bonds
Derivative financial instruments
Derivative financial instruments at fair value	$ 8,180	$ 1,540